Prepayments (Details) - Schedule of Prepayments - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Prepayments (Details) - Schedule of Prepayments [Line Items]
Total prepayments	$ 46,331	$ 46,139
Current	41,515	39,774
Non-current	4,816	6,365
Insurance [Member]
Prepayments (Details) - Schedule of Prepayments [Line Items]
Total prepayments	23,457	20,161
Lease payments [Member]
Prepayments (Details) - Schedule of Prepayments [Line Items]
Total prepayments	6,705	9,645
Advertising [Member]
Prepayments (Details) - Schedule of Prepayments [Line Items]
Total prepayments	5,770	6,060
Maintenance [Member]
Prepayments (Details) - Schedule of Prepayments [Line Items]
Total prepayments	2,739	5,811
Other prepayments [Member]
Prepayments (Details) - Schedule of Prepayments [Line Items]
Total prepayments	$ 7,660	$ 4,462